Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
21.	Segmented information

Operating segments

The Company has three reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services.  The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization.  CRE provides commercial property brokerage and other advisory services to clients in North America and in various other countries around the world.  Residential Property Management provides property management and related property services to residential communities in North America.  Property Services provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office.

Included in total assets of the CRE segment at December 31, 2012 is $5,226 (2011 - $3,072) of investments in subsidiaries accounted for under the equity method.  The reportable segment information excludes intersegment transactions.

	Commercial	Residential
2012	Real Estate	Property	Property
	Services	Management	Services	Corporate	Consolidated

Revenues	$1,170,427	$839,167	$295,725	$218	$2,305,537
Depreciation and amortization	24,106	18,730	10,302	364	53,502
Operating earnings (loss)	33,796	45,870	13,744	(15,013)	78,397
Other income, net					2,441
Interest expense, net					(19,601)
Income taxes					(20,304)

Net earnings					40,933

Total assets	$633,439	$444,037	$232,757	$7,677	$1,317,910
Total additions to long lived assets	35,031	19,689	7,767	73	62,560

	Commercial	Residential
2011	Real Estate	Property	Property
	Services	Management	Services	Corporate	Consolidated

Revenues	$994,579	$760,501	$468,903	$188	$2,224,171
Depreciation and amortization	22,073	18,022	10,692	139	50,926
Operating earnings (loss)	22,379	47,202	45,421	(16,941)	98,061
Other expense, net					(6,317)
Interest expense, net					(16,808)
Income taxes					26,807

Net earnings					$101,743

Total assets	$576,268	$423,328	$210,898	$23,224	$1,233,718
Total additions to long lived assets	14,997	49,071	6,441	68	70,577

	Commercial	Residential
2010	Real Estate	Property	Property
	Services	Management	Services	Corporate	Consolidated

Revenues	$861,917	$662,033	$462,141	$180	$1,986,271
Depreciation and amortization	23,362	14,605	9,544	375	47,886
Operating earnings (loss)	14,694	46,670	58,671	(22,503)	97,532
Other expense, net					(3,007)
Interest expense, net					(17,397)
Income taxes					(29,228)

Net earnings					$47,900

Total assets	$514,060	$359,247	$217,692	$38,542	$1,129,541
Total additions to long lived assets	78,068	41,182	6,650	273	126,173

Geographic information

Revenues in each geographic region are reported by customer locations.  Amounts reported in geographic regions other than the United States, Canada and Australia are primarily denominated in US dollars, UK pounds and Euros.

	2012	2011	2010

United States
Revenues	$1,490,763	$1,523,912	$1,406,713
Total long-lived assets	468,602	476,530	469,465

Canada
Revenues	$330,622	$310,912	$246,809
Total long-lived assets	99,529	91,821	76,502

Australia
Revenues	$177,677	$171,873	$164,486
Total long-lived assets	49,269	54,701	55,291

Other
Revenues	$306,475	$217,474	$168,263
Total long-lived assets	70,205	55,494	57,927

Consolidated
Revenues	$2,305,537	$2,224,171	$1,986,271
Total long-lived assets	687,605	678,546	659,185